Employee benefits (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current
Profit sharing and bonuses	$ 22,421	$ 20,998
Total	22,421	20,998
Non-current
Profit sharing and bonuses	6,487	0
Severance indemnity payments	27,445	22,532
Total	$ 33,932	$ 22,532